Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
2.1
Basis of presentation

The Combined Consolidated Financial Statements of Rezolve AI plc and subsidiaries (together “the Company” or “we”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Combined Consolidated Financial Statements have been prepared using the United Stated Dollar (“$” or “US dollar”) as the reporting currency.

The accompanying Combined Consolidated Financial Statements include the financial statements of Rezolve AI plc, Rezolve Limited, its consolidated subsidiaries, with the exception of the subsidiaries Rezolve Information Technology (Shanghai) Co., Ltd. (“Rezolve China”) and Rezolve China’s subsidiary Nine Stone (Shanghai) Ltd (“Nine Stone”) (collectively “the Chinese Business”) which were abandoned on January 3, 2023 (see below).

On January 3, 2023, the Company’s directors approved a plan to abandon its operations in China completely. Subsequently, on January 5, 2023, the Company’s directors approved an application to the United Kingdom (the “UK”) tax authorities requesting tax clearance for a solvent demerger (the “Pre-Closing Demerger” or “Demerger”) of the Company under section 110 of the UK Insolvency Act, 1986 which clearance was subsequently granted. Our board of directors decision to abandon operations in China completely and approve the Pre-Closing Demerger was based, in part, on our inability to complete an audit as a result of not having access to certain information from our local third-party company.

The Pre-Closing Demerger was completed on July 4, 2024. A new holding company Rezolve AI plc was established. Rezolve Limited’s business and assets (being all of its business and assets except for certain shares in Rezolve Information Technology (Shanghai) Co Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd and Rezolve Information Technology (Shanghai) Co Ltd Beijing Branch) were transferred to the Company in exchange for the issue by the Company of shares of the same classes as in Rezolve Limited for distribution among the original shareholders of Rezolve Limited in proportion to their holdings of shares of each class in Rezolve Limited as at immediately prior to the Pre-Closing Demerger. Therefore upon the completion of the Pre-Closing Demerger, Rezolve AI plc ended up with the same business as Rezolve Limited but without the Chinese business.

On August 15, 2024, Armada Acquisition Corp. I, a Delaware corporation (“Armada”), Rezolve AI plc and Rezolve Merger Sub, Inc., a Delaware corporation (“Rezolve Merger Sub”), consummated a business combination (the “Business Combination”) pursuant to which the Company effected a company reorganization whereby the Company’s series A shares were reclassified as ordinary shares and Armada merged with and into Rezolve Merger Sub, with Armada surviving as a wholly owned subsidiary of Rezolve, with shareholders of Armada receiving ordinary shares of the Company in exchange for their existing Armada common stock and Armada warrant holders having their warrants automatically exchanged for warrants of the Company (see note 8). Upon the closing of the Business Combination, the Company became the direct parent of Armada. The Business Combination was accounted for as a reverse merger under ASC 805, whereby Rezolve AI plc was deemed to be the accounting acquirer for financial reporting purposes and Armada was treated as the accounting acquiree. This determination was primarily based on the expectation that, immediately following the reverse merger: former Rezolve AI plc’s stockholders own a substantial majority of the voting rights in the combined company; former Rezolve AI plc’s largest stockholders retain the largest interest in the combined company and former Rezolve AI plc’s executive management team became the management team of the combined company.

For accounting purposes the Business Combination, accounted for as a reverse merger, was treated as the equivalent of Rezolve AI plc issuing 5,827,796 ordinary shares to acquire the net liabilities of Armada. The excess amount paid by an investor over the par value of ordinary shares issued usually is allocated to additional paid-in capital, however as the Business Combination resulted in the issuance of ordinary shares to acquire the net liabilities of Armada, it rendered a negative amount of additional paid-in capital. In accordance with ASC 505-30-30-8, the Company made an accounting policy election that additional paid-in capital cannot be a negative amount and therefore the negative amount was allocated to accumulated deficit.

The net liabilities of Armada are recorded at their acquisition-date fair value in the Combined Consolidated Financial Statements as follows:

Cash and cash equivalents	$3,361
Prepaid expenses	169,425
Accounts payable and accrued expenses	(4,873,019)
Debt (promissory notes)	(3,144,883)
Other current liabilities	(1,499,936)
Net liabilities acquired	$(9,345,052)
Accumulated Deficit	$(9,345,052)

These Combined Consolidated Financial Statements of Rezolve AI plc and subsidiaries have been prepared on the following basis:

•
The Pre-Closing Demerger was completed retrospectively on December 31, 2022, and thus reflects the predecessor company, Rezolve Limited, prior to completion of the Pre-Closing Demerger. These Combined Consolidated Financial Statements are therefore prepared on a carve-out basis. All costs of doing business in Rezolve Limited have been reflected in Rezolve AI plc on a 100% allocation basis since management feels that this fully reflects the Combined Consolidated Financial Statements had the Demerger completed on December 31, 2022. Investments made in the China Business by Rezolve Limited in the People’s Republic of China (“China”) for the years ending December 31, 2025 and December 31, 2024 have been recorded as “Business development expenses”, a component of General and Administrative expenses within the Company’s Combined Consolidated Statement of Operations in accordance with Staff Accounting Bulletin Topic 1-B1, Costs Reflected in Historical Financial Statements (“SAB 1-B1”). Management asserts that this method used is reasonable.
•
As a result of the ownership structure of Rezolve Limited and Rezolve AI plc, the Pre-Closing Demerger was accounted for as a common control transaction in accordance with the common control guidance in ASC 805. The net liabilities of Rezolve Limited were transferred to Rezolve AI plc at their carrying values immediately prior to the Pre-Closing Demerger transaction, with an offsetting impact to Additional Paid in Capital which was then recapitalized to Accumulated Deficit. The consolidated financial statements as of and for the year ended December 31, 2024 and the period January 1, 2024 to July 4, 2024 for Rezolve Limited have been aggregated with the consolidated financial statements of the Company for the period July 5, 2024 to December 31, 2024.
•
The number of shares issued in Rezolve AI plc to the shareholders of Rezolve Limited pursuant to the Pre-Closing Demerger was in the order of 1 share in Rezolve AI plc for each 6.13 shares held in Rezolve Limited. This adjustment in share numbers enabled the issuance of the appropriate number of shares in Rezolve AI plc so that each Company Shareholder will after the Pre-Closing Demerger hold their applicable pro rata portion of the aggregate stock consideration in accordance with the terms of the Pre-Closing Demerger transaction. All share and per share amounts in these Combined Consolidated Financial Statements and notes thereto have been retroactively adjusted for all periods presented to give effect to the Pre-Closing Demerger transaction. Additionally, holders of Series A shares of Rezolve AI plc received one Ordinary share in the Company for each Series A share held in Rezolve AI plc.

On February 4, 2025, the Company entered into a purchase agreement with DBLP Sea Cow Ltd (“DBLP”), to acquire the entire issued and to be issued share capital of each of Bluedot Industries, Inc. and Bluedot Industries Pty. Ltd, together “Bluedot Industries”. DBLP is a related party and is wholly legally owned by Daniel Wagner, a director of DBLP and the Company. Prior to his death, DBLP was beneficially owned by John Wagner, Daniel Wagner's father and a former director of Rezolve. On February 20, 2025, the Company closed the Bluedot Industries acquisition and issued ordinary shares as consideration to DBLP. Refer to Note 4 for more information.

The Bluedot Industries acquisition was accounted for as a transfer of entities under common control and all periods presented reflect the financial position, results of operations and cash flows of these entities as if they had been combined as of the beginning of the period.

The comparative Combined Consolidated Financial Statements have also been retrospectively adjusted to furnish information on a comparative basis as if the two companies (Rezolve and Bluedot Industries) had been combined from the beginning of the comparative period, as the entities were under common control for the entire comparative period, as shown below.

	December 31, 2024 as previously reported	Adjustments for Bluedot Industries common control transaction	December 31, 2024 retrospectively adjusted
Assets
Current assets
Cash	$9,450,944	$278,602	$9,729,546
Accounts receivable, net	21,274	682,432	703,706
Prepaid expenses and other current assets	960,848	41,269	1,002,117
Derivative asset	2,587,581	—	2,587,581
Total current assets	$13,020,647	$1,002,303	$14,022,950
Non-current assets
Property and equipment, net	17,332	4,987	22,319
Intangible assets	6,750,178	—	6,750,178
Other non-current assets	—	373,445	373,445
Total non-current assets	$6,767,510	$378,432	$7,145,942
Total assets	$19,788,157	$1,380,735	$21,168,892
Liabilities and Shareholders’ deficit
Current liabilities
Accounts payable	$7,303,060	$758,538	$8,061,598
Due to related party	1,054,429	584,989	1,639,418
Accrued expenses and other payables	9,513,932	—	9,513,932
Short term debt to related party	5,102,211	—	5,102,211
Short term convertible debt	10,288,123	—	10,288,123
Short term convertible debt to related party	95,309	—	95,309
Convertible promissory notes	6,428,825	—	6,428,825
Ordinary Shares Payable	1,206,609	—	1,206,609
Share-based payment liability	1,400,000	—	1,400,000
Advisors loans	12,812,366	—	12,812,366
Derivative liabilities	2,579,875	—	2,579,875
Deferred revenue	—	1,172,056	1,172,056
Other current liabilities	—	2,138,314	2,138,314
Total current liabilities	$57,784,739	$4,653,897	$62,438,636
Total liabilities	$57,784,739	$4,653,897	$62,438,636
Commitments (refer to note 18)
Shareholders’ deficit
Ordinary shares	26,816	103	26,919
Additional paid-in capital	194,062,767	22,816,729	216,879,496
Share subscription receivable	(80)	—	(80)
Accumulated deficit	(232,075,815)	(26,133,930)	(258,209,745)
Accumulated other comprehensive loss	(10,270)	43,936	33,666
Total stockholders’ deficit	$(37,996,582)	$(3,273,162)	$(41,269,744)
Total liabilities and stockholders’ deficit	$19,788,157	$1,380,735	$21,168,892

	Year ended December 31, 2024 as previously reported	Adjustments for Bluedot Industries common control transaction	Year ended December 31, 2024 retrospectively adjusted
Revenue	$187,788	$1,825,779	$2,013,567
Operating expenses
Cost of revenue	34,053	158,776	192,829
Sales and marketing expenses	6,285,446	399,424	6,684,870
General and administrative expenses	131,430,412	591,672	132,022,084
Depreciation and amortization expenses	225,251	1,054	226,305
Research and development expenses	—	1,152,807	1,152,807
Other operating expense, net	255,412	—	255,412
Total operating expenses	$138,230,574	$2,303,733	$140,534,307
Operating loss	$(138,042,786)	$(477,954)	$(138,520,740)
Other (expense)/income
Interest expense	(10,557,714)	(87,750)	(10,645,464)
Gain on derivatives	19,001,681	—	19,001,681
Loss on extinguishment	(44,332,819)	—	(44,332,819)
Other non-operating income (expense), net	1,329,781	(39,837)	1,289,944
Total other expenses, net	$(34,559,071)	$(127,587)	$(34,686,658)
Loss before taxes	(172,601,857)	(605,541)	(173,207,398)
Income tax expense	(44,933)	(198,802)	(243,735)
Net loss and comprehensive loss	$(172,646,790)	$(804,343)	$(173,451,133)
Net loss per share, basic and diluted	$(1.06)	—	$(1.06)
Weighted average shares, basic and diluted	162,855,146	819,737	163,674,883
Principles
Principles of consolidation
2.2.
Principles of consolidation

We consolidate investments in companies in which we control directly or indirectly through the control of more than 50% of the voting rights.

The Company’s investments companies with interests ranging between 20% and 50%, where the Company has significant influence over the investee, are accounted for using the equity method. Net income (loss) from such investments is recorded in Other (income) expense, net in the Combined Consolidated Statements of Operations. The Company adjusts its share of net income/(loss) from its equity method investees on a one quarter lag. Unrelated third parties hold the remaining ownership interests in these investments. Investments with less than a 20% interest are recorded at cost and periodically adjusted based on observable price changes or quoted market prices in active markets, if applicable. See Note 4 for more information.

All intercompany balances and transactions have been eliminated.

A list of subsidiaries and Rezolve AI plc’s holding as of December 31, 2025 is as follows:

Name of the entity	Date of incorporation or acquisition (*)		Country of incorporation	Group shareholding (%)
Rezolve Taiwan Inc.	November 9, 2000		Taiwan	100%
Rezolve Technology (India) Private Limited	March 19, 2021		India	100%
Rezolve Mobile Commerce Inc.	April 20, 2016		United States of America	100%
Rezolve Technology S.L.	August 25, 2020		Spain	100%
Rezolve AI IP Holdings Limited	December 19, 2024		United Kingdom	100%
Rezolve Ai Finance LLC	February 12, 2025		United States of America	100%
Rezolve Ai Finance Holdings LLC	February 12, 2025		United States of America	100%
Armada Acquisition Corp. I	August 15, 2024		United States of America	100%
GroupBy Inc.	March 25, 2025	*	Canada	100%
GroupBy International Ltd	March 25, 2025	*	Canada	100%
GroupBy USA Inc.	March 25, 2025	*	United States of America	100%
GroupBy UK Ltd	March 25, 2025	*	United Kingdom	100%
Bluedot Industries Pty. Ltd	March 17, 2025	*	Australia	100%
Bluedot Industries, Inc.	March 17, 2025	*	United States of America	100%
Bluedot Innovation Pty. Ltd	February 20, 2025	*	Australia	100%
Prediqt Business Solutions Private Limited	June 2, 2025	*	India	100%
Mpower Plus Global Limited	May 31, 2025	*	United Kingdom	100%
Mpower Plus Poland SP Z o.o	May 31, 2025	*	Poland	100%
Mpower Plus France SARL	May 31, 2025	*	France	100%
Mpower Plus B.V.	May 31, 2025	*	Netherlands	100%
Mpower PLUS Global PTE. Ltd.	May 31, 2025	*	Singapore	100%
Mpower Plus Hungary KFT	May 31, 2025	*	Hungary	100%
MPower Plus BVBA	May 31, 2025	*	Belgium	100%
MPower Plus Deutschland GmbH	May 31, 2025	*	Germany	100%
MPower Plus Global Malaysia SDN BHD	May 31, 2025	*	Malaysia	100%
MP PLUS RM S.R.L	May 31, 2025	*	Romania	100%
Visenze Pte. Ltd.	August 15, 2025	*	Singapore	100%
Visenze Inc.	August 15, 2025	*	United States of America	100%
Visenze Technology (Beijing) Co., Ltd	August 15, 2025	*	China	100%
Subsquid Labs GmbH	October 9, 2025	*	Switzerland	100%
Scale Up Commerce Ltd.	October 29, 2025	*	United Kingdom	100%
Crownpeak Intermediate Holdings, Inc.	December 1, 2025	*	United States of America	100%
Crownpeak Technology, Inc.	December 1, 2025	*	United States of America	100%
Magus Research Limited	December 1, 2025	*	United Kingdom	100%
Evidon, Inc.	December 1, 2025	*	United States of America	100%
e-Spirit Inc.	December 1, 2025	*	United States of America	100%
Crownpeak Technology,GmbH.	December 1, 2025	*	Germany	100%
Ilumino, LLC	December 1, 2025	*	United States of America	100%
Aegean Bidco Limited	December 1, 2025	*	United Kingdom	100%
ATTRAQT Group Limited	December 1, 2025	*	United Kingdom	100%
ATTRAQT Limited	December 1, 2025	*	United Kingdom	100%
ATTRAQT, Inc.	December 1, 2025	*	United States of America	100%
Early Birds SAS	December 1, 2025	*	France	100%
Fredhopper B.V.	December 1, 2025	*	Netherlands	100%
Spring Technologies EOOD	December 1, 2025	*	Bulgaria	100%
Fredhopper (Australia) Pyt Ltd.	December 1, 2025	*	Australia	100%
Fredhopper GmbH	December 1, 2025	*	Germany	100%
Fredhopper SARL	December 1, 2025	*	France	100%
Techouts Inc.	December 1, 2025	*	United States of America	100%
Techouts Solutions India Private Limited	December 1, 2025	*	India	100%

Emerging Growth Company
2.3
Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable, provided that early adoption is permitted by the new or revised accounting standard. The Company has elected to not opt out of such extended transition period, which means that the Company, as an emerging growth company, can adopt new or revised standard at the same time as private companies. While the Company may early adopt the new or revised standard if the standard permits, it is able to avail itself of any additional transition time which is granted to private companies. This may make comparison of the Company’s Combined Consolidated Financial Statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Liquidity
2.4
Liquidity

Pursuant to ASC 205-40, Presentation of Financial Statements—Going Concern (“ASC 205-40”), management must evaluate whether there are conditions and events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that these Combined Consolidated Financial Statements are issued. In accordance with ASC 205-40, management’s analysis can only include the potential mitigating impact of management’s plans that have not been fully implemented as of the issuance date if (a) it is probable that management’s plans will be effectively implemented on a timely basis, and (b) it is probable that the plans, when implemented, will alleviate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s financial statements have been prepared under the assumption that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for the foreseeable future.

As of December 31, 2025, the Company had an accumulated deficit of $359.6 million. For the year ended December 31, 2025, the Company incurred a net loss of $101.4 million and net cash used in operating activities was $63.1 million. Cash and cash equivalents totaled $111.1 million as of December 31, 2025, an increase of $101.4 million from December 31, 2024. The Company has a working capital deficit of $87.1 million as at December 31, 2025. The Company continues to incur losses while it develops its artificial intelligence-driven commerce and engagement solutions, targets customers and incurs costs for business combinations. The Company's primary sources of cash for these activities have been debt and equity financings. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern for a least one year from the date these combined consolidated financial statements are issued.

Management's plans to alleviate the substantial doubt about the Company’s ability to continue as a going concern, as described above, includes the following actions:

•
implement the Company's strategy focused on cost savings and operating efficiencies;
•
engage in negotiations with lenders to refinance the Company’s existing short-term debt obligations
•
utilize the Company's existing registered at-the-market equity program, which provides substantial available capacity and the ability to raise capital in a flexible and efficient manner;
•
and continue to raise capital through debt and equity financings. The Company has historically been able to raise capital to support its operations; there can be no assurance that such efforts will be successful, however management believes it to be probable. See below for recent equity financings.

The Company has recently raised $520.7 million from the following transactions:

•
On July 24, 2025, the Company entered into securities purchase agreements with certain investors pursuant to which the Company agreed to sell and issue to these investors in a private placement offering (the “July PIPE Financing”) 20,000,000 Ordinary Shares, par value £0.0001 per share, at an offering price of $2.50 per Ordinary Share. The July PIPE Financing closed on July 25, 2025, resulting in aggregate gross proceeds to the Company of $50 million, before deducting the placement agent’s fee and offering expenses payable by the Company.
•
The Company entered into a subscription letter with Western Alliance Bank (“WAB”) pursuant to which the Company agreed to issue to WAB a number of Ordinary Shares which is equal to $12,300,000 in order to settle debt owed by Groupby to WAB. In accordance with the terms of the subscription letter, WAB is to return any money received in excess of $12,300,000 from the subsequent sale of the 5,857,143 Ordinary shares. On August 22, 2025, WAB completed its sale of the 5,857,143 Ordinary shares and realized proceeds of $17,955,271 from sale of these Ordinary Shares. This resulted in an excess of $5,655,271, which was returned to the Company. See below for more information.
•
On September 18, 2025, the holders of all 5,000,000 warrants issued in a registered offering in December 2024 (the "Offering Warrants") elected to exercise their Offering Warrants, at an exercise price of $3.00 per Offering Warrant, for 5,000,000 ordinary shares of the Company, generating aggregate gross proceeds to the Company of $15 million.
•
On September 24, 2025, the Company entered into securities purchase agreements with certain qualified institutional investors, for the purchase and sale of 37,000,000 Ordinary Shares in a private placement (the “September PIPE Financing”) at a price of $5.40 per Ordinary Share for aggregate gross proceeds of approximately $200 million, before deducting placement agent fees and other offering expenses. The Company intends to use the net proceeds of the September PIPE Financing for accelerated investment into its sales organization, potential accretive M&A opportunities, working capital and general corporate purposes, including further development of its Brain Commerce Platform, and expansion of Visual Search and Brain Checkout. This September PIPE Financing closed on September 25, 2025, resulting in aggregate gross proceeds to the Company of $200 million, before deducting the placement agent’s fee and offering expenses payable by the Company.
•
On November 28, 2025, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co., Roth Capital Partners, LLC, Northland Securities, Inc., Maxim Group LLC and A.G.P./Alliance Global Partners (each, a “Sales Agent” and collectively, the “Sales Agents”). Under the Sales Agreement, the Company may, from time to time, offer and sell Ordinary Shares having an aggregate amount of up to 48,034,860 Ordinary Shares (the “ATM Shares”), through or to one or more of the Sales Agents, acting as sales agent or principal. Any potential sale of the ATM Shares will be made pursuant to the Company’s shelf registration statement on Form F-3 (File No. 333-291842) filed with the SEC on November 28, 2025 (the “Registration Statement”), including a base prospectus, and a prospectus dated November 28, 2025 relating to the offer and sale of the ATM Shares under the Sales Agreement (the “ATM Prospectus”). The Registration Statement and ATM Prospectus have been filed with the SEC on November 28, 2025 and declared effective by the SEC on December 19, 2025. As of the time of issuance of these combined consolidated financial statements, there have not been any sales of the ATM shares.
•
On January 20, 2026, the Company entered into a securities purchase agreement with certain investors, pursuant to which the Company agreed to sell and issue to these investors 62,500,000 Ordinary Shares, par value £0.0001 per share, at an offering price of $4.00 per Ordinary Share. The 62,500,000 Ordinary Shares were offered and sold pursuant to an effective registration statement on Form F-3 (Registration No. 333-291842) filed with the U.S. Securities and Exchange Commission and a related prospectus supplement. This offering closed on January 21, 2026. The Company intends to use the net proceeds from the offering for accelerated investment into its sale organization, potential accretive M&A opportunities and general corporate and working capital purposes.

Use of Estimates
2.5
Use of estimates

The preparation of financial statements in conformity with US GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and to disclose contingent assets and liabilities at the date of financial statements and the results of operations during the reporting period. Estimates and assumptions are used in accounting for, among other things, the valuation of acquisition-related assets and liabilities, deferred income taxes and related valuation allowances, fair value measurements, useful lives of long-lived assets, capitalized software and share-based compensation. Management believes that the estimates used in the preparation of the Combined Consolidated Financial Statements are prudent and reasonable. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from estimates

Foreign currency translation and transactions
2.6.
Foreign currency translation and transactions

The functional currency of the Company is the US dollar, being the currency in which the Company and its predecessor company, Rezolve Limited, predominantly generates cash through financing transactions and expended cash in. The subsidiaries have different functional currencies such as the Euro, British Pounds, Australian Dollars, Brazilian Real, Polish Zloty, Swiss Franc and Indian Rupee and New Taiwan Dollar which have been determined on the basis of the primary economic environment in which each entity of the Company operates. Management believes that each individual entity’s functional currency reflects the transactions, events and conditions under which the entity conducts its business.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Assets and liabilities denominated in currencies other than the functional currency are remeasured using the current exchange rate for monetary accounts and historical exchange rates for non-monetary accounts, with exchange differences on remeasurement included in other income (expense), net in our consolidated statements of operations. Foreign subsidiaries that utilize foreign currency as their functional currency translate such currency into U.S. dollars using (i) the exchange rate on the balance sheet dates for assets and liabilities, (ii) the average exchange rates prevailing during the period for revenues and expenses, and (iii) historical exchange rates for equity. Any translation adjustments resulting from this process are shown separately as a component of accumulated other comprehensive income (loss) within shareholder’s deficit in the combined consolidated balance sheets and the combined consolidated statement of comprehensive income (loss).

With the exception of certain material transactions, the cash flows from our operations in foreign countries are translated at the average rate for the applicable period in our combined consolidated statements of cash flows. The impacts of material transactions generally are recorded at the applicable spot rates in our combined consolidated statements of operations and cash flows. The effects of exchange rates on cash balances held in foreign currencies are separately reported in our combined consolidated statements of cash flows.

Cash
2.7.
Cash

Cash comprises cash on hand and in current accounts which are readily available. The Company considers cash equivalents to be highly liquid investments with an original maturity at purchase of three months or less.

The Company’s cash are deposited in accounts at large, creditworthy financial institutions and is insured in accordance with the regulations of the financial institution's jurisdiction, for example the Company's cash held with financial institutions in the United Kingdom is insured up to £85,000 in accordance with the regulations of the United Kingdom’s Financial Conduct Authority. The Company's cash held with financial institutions in the United States of America are insured in accordance with Federal Deposit Insurance Company (“FDIC”) insurance limits.

The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash are held. The Company has not experienced any losses associated with cash held with financial institutions.

Accounts receivable and Unbilled receivables, net
2.8.
Accounts receivable and Unbilled receivables, net

Accounts receivable and unbilled receivable, net consisted of the following as of:

	December 31, 2025	December 31, 2024
Accounts receivable	$36,094,398	$703,706
Allowance for credit losses	(1,934,514)	—
Unbilled receivable	5,016,435	—
Accounts receivable and unbilled receivable, net	$39,176,319	$703,706

Account receivable consists primarily of amounts related to fees charged to customers. Unbilled receivables arise when the timing of our billing to customers differs from the timing of revenue recognition for the obligations performed. Credit is extended based on evaluation of a customer’s financial condition and generally collateral is not required. Accounts receivable is stated at amounts due from customers net of an allowance for expected credit losses.

The allowance for expected credit losses is based upon our current estimate of lifetime expected credit losses related to uncollectible accounts receivable. The Company evaluates the need for an allowance for expected credit losses based on historical collection trends, prevailing and anticipated macroeconomic conditions and specific customer credit risk. The Company adopted ASU 2025-05 for the year ended December 31, 2025. ASU 2025-05 provides entities with an additional practical expedient for estimating expected credit losses on current accounts receivable arising from revenue transactions under ASC 606. Under this practical expedient, the Company is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable remain unchanged for the remaining life of those assets.

Accounts receivable at December 31, 2024 did not have any allowances created for expected credit losses. For the year ended December 31, 2024, 100% of the Company's revenue was derived from a single customer. The allowance for expected credit losses at December 31, 2025 relate entirely to customer contracts acquired in connection with business combinations completed during 2025.

Acquisitions
2.9.
Acquisitions

The Company evaluates the facts and circumstances of each acquisition to determine whether the transaction should be accounted for as an asset acquisition or a business combination.

The Company accounts for a business combination using the acquisition method of accounting under ASC 805. The acquisition method of accounting requires that purchase price of the acquisition be allocated to the assets acquired and liabilities assumed using the fair values determined by management as of the acquisition date, with any excess of the purchase price over the estimated fair value of the identifiable net assets acquired recorded to goodwill. The Company's preliminary estimates of fair values of the net assets acquired are based on the information that was available at the date of acquisition, and the Company continues to evaluate the underlying inputs and assumptions used in its valuations. Accordingly, these preliminary estimates are subject to change during the measurement period, which is up to one year from the date of the acquisition. A decrease in the fair value of assets acquired or an increase in the fair value of liabilities assumed in the acquisition from those valuations would result in a corresponding increase in the amount of goodwill from the acquisition. The acquisition-related transaction costs incurred by the Company are accounted for as expenses in the periods in which the costs were incurred and the services were received.

The Company accounts for an acquisition that is not business combination as an asset acquisition under ASC 805. The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. The Company use a cost accumulation model to determine the cost of the asset acquisition. Ordinary shares issued as consideration in an asset acquisition are measured based on the acquisition date fair value of the equity interests issued. Direct transaction costs are recognized as part of the cost of an asset acquisition. The cost of an asset acquisition, including transaction costs, are allocated to identifiable assets acquired and liabilities assumed based on a relative fair value basis. Goodwill is not recognized in an asset acquisition. If applicable, any difference between the cost of an asset acquisition and the fair value of the net assets acquired is allocated to the non-monetary identifiable assets based on their relative fair values.

The Company accounts for a transfer of net assets or an exchange of equity interests between entities under common control as a common control transaction. Under ASC 810-10-15-8, a controlling financial interest defined as ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity or individual, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity. Under ASC 805-50-25-2, the Company (receiving entity), initially recognizes the assets and liabilities received at their carrying amounts in the financial statements of the transferring entity on the date of the transfer. Under ASC 805-50-30-5, the Company recognizes the difference between the proceeds transferred and the carrying amounts of the net assets received in equity (Additional Paid-in Capital). If a transaction combines two or more commonly controlled entities that historically have not been presented together, the resulting financial statements are, in effect, considered to be those of a different reporting entity. The resulting change in reporting entity requires retrospective combination of the entities for all periods presented as if the combination had been in effect since inception of common control in accordance with ASC 250-10-45-21.

For additional information about acquisitions, see Note 4.

Property and equipment
2.10.
Property and equipment

Property and equipment are stated at cost of acquisition less accumulated depreciation and accumulated impairment provisions, however, there have been no indicators identified during the reporting periods.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the net carrying amount of the asset) is included in the consolidated statement of comprehensive operations, in the year the asset is derecognized.

Depreciation on property and equipment is charged to expense on a systematic basis over the useful life of assets as estimated by the management. Depreciation is computed using the straight-line method. The useful lives estimated by the management are as follows:

Assets	Useful life
Computers	3 years
Office equipment	3 years

Repairs and maintenance of property and equipment are expensed as incurred; enhancements and improvements that extend the life of property and equipment are capitalized into their cost.

Intangible assets, net, crypto intangible assets, net and other digital assets, net
2.11.
Intangible assets, net, crypto intangible assets, net and other digital assets, net

Computer software

Computer software acquired separately is measured on initial recognition at cost. Following initial recognition, such assets are carried at cost less any accumulated amortization and any accumulated impairment losses, however, there have been no indicators of impairment identified during the years ended December 31, 2025 and December 31, 2024.

Computer software assets are amortized over their useful economic life less their estimated residual value and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the net carrying amount of the asset and are recognized in profit or loss in the consolidated statement of operations when the asset is derecognized.

The initial useful lives of computer software assets as estimated by management are summarized as follows:

Assets	Useful life
Software	5 years

Internal-use software

We capitalize internal and external costs directly associated with the development of internal-use software. Maintenance and training costs, as well as costs incurred during the preliminary stage of an internal-use software development project, are expensed as incurred.

The Company has not commenced amortizing the in-development software as it not yet ready for its intended use. The Company reviews internal-use software for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. There were no indicators of impairment for internal-use software as of December 31, 2025 and December 31, 2024 and the years then ended.

Developed technology

We have developed technology that were acquired through a business combination. At the time of each acquisition, fair value was estimated using a relief from royalty method which included various assumptions requiring judgment, including projected future cash flows, discount rates, and market royalty rates.

The Company reviews developed technology for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. There were no indicators of impairment for developed technology as of December 31, 2025 and December 31, 2024 and the years then ended. For additional information, see Notes 4 and 7.

Assets	Useful life
Developed technology	2-11 years

Customer contracts and related relationships

We have customer contracts and related relationships that were acquired through a business combination. At the time of each acquisition, fair value was estimated using an excess earnings methodology (MPEEM - Multi-Period Excess Earnings Method). The MPEEM is a variation of discounted cash-flow analysis which utilizes internally developed discounted future cash flow models and third-party valuation specialist models, which include various assumptions requiring judgment, including projected future cash flows and discount rates.

The Company reviews customer contracts and related relationships for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. There were no indicators of impairment for customer contracts and related relationships as of December 31, 2025 and December 31, 2024 and the years then ended. For additional information, see Notes 4 and 7.

Assets	Useful life
Customer contracts and related relationships	4-7 years

Recruitment database

We have a recruitment database that was acquired through a business combination. At the time of the acquisition, fair value was estimated using a replacement cost method. The replacement cost method considers an estimate of the costs to recreate the recruitment database (software, data acquisition, labor, overhead), opportunity costs representing forgone returns and obsolescence of the recruitment database.

The Company reviews the recruitment database for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. There were no indicators of impairment for the recruitment database as of December 31, 2025 and the year then ended. For additional information, see Notes 4 and 7.

Assets	Useful life
Recruitment database	3 years

Crypto intangible assets, net

Crypto intangible assets consists of crypto assets such as Bitcoin (“BTC”) and Ethereum (“ETH”).

The Company accounts for its crypto assets in accordance with ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets. The Company’s crypto assets meet the definition of in-scope crypto intangible assets under this guidance.

The Company accounts for its crypto intangible assets as indefinite-lived intangible assets, as there are no legal, regulatory, contractual, competitive, economic, or other factors that limit their useful lives. Accordingly, crypto intangible assets such as BTC and ETH are considered to have indefinite useful lives.

Crypto intangible assets received in exchange for goods or services are initially measured at their fair value on the transaction date. Crypto intangible assets purchased for cash are initially recorded at cost, which includes the purchase price and any directly attributable transaction costs or fees. Subsequent to initial recognition, the Company measures all in-scope crypto intangible assets at fair value at each reporting period, with changes in fair value recognized in earnings in the period in which they occur.

Crypto intangible assets are presented separately from other intangible assets on the Company’s combined consolidated balance sheet within Crypto intangible assets, net. Gains and losses resulting from changes in fair value are included in Other income (expense), net in the combined consolidated statements of operations. For additional information, see Note 7.

Other digital assets, net

Other digital assets consist of SQD tokens, a utility token created and issued by Subsquid.

The SQD tokens do not qualify as a crypto asset within the scope of ASC 350-60.

In-scope and out-of-scope crypto intangible assets are subject to the same recognition and initial measurement guidance when purchased or otherwise acquired. SQD tokens that are purchased or otherwise acquired are initially measured at fair value on the transaction date. The fair value of SQD tokens is determined using a market approach based on the traded price observed on the transaction date. There is no pricing information available from a National Price Desk for SQD tokens that would otherwise represent a quoted price in an active market and qualify as a Level 1 input in the fair value hierarchy. Accordingly, the Company estimates fair value using pricing information obtained from market aggregators that compile trading data from active exchanges. The prices obtained from these market aggregators represent observable market data but are not directly quoted prices for identical assets in an active market. As a result, the Company classifies the inputs used in determining the fair value of SQD tokens as Level 2 inputs within the fair value hierarchy. These prices reflect active market transactions for SQD tokens at or near the measurement date.

For SQD tokens that are self-issued by Subsquid, rather than purchased or otherwise acquired, no specific capitalization criteria are met. Accordingly, costs incurred in connection with the creation of SQD tokens are expensed as incurred and are not capitalized, resulting in a carrying amount of zero for self-issued tokens.

The Company accounts for the SQD tokens as indefinite-lived intangible assets, as there are no legal, regulatory, contractual, competitive, economic, or other factors that limit their useful lives. Accordingly, utility tokens such as SQD tokens are considered to have indefinite useful lives.

Other digital assets are presented separately from other intangible assets on the Company’s combined consolidated balance sheet within Other digital assets , net.

Indefinite-lived digital assets are not amortized but are reviewed for impairment at least annually, or more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. Such events or circumstances may include significant declines in market prices, adverse regulatory or legal developments, or other market-based indicators.

During the fourth quarter of 2025, the market price of the SQD token experienced a significant decline, which the Company determined to be a triggering event requiring an interim impairment assessment. The SQD tokens were written down to the lowest observable market price during the reporting period. As a result, the Company recognized an impairment charge of approximately $63.3 million in the combined consolidated statements of operations for the year ended December 31, 2025.

For additional information, see Notes 4 and 7.

Goodwill
2.11.
Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified or separately recognized. Goodwill is subject to an impairment test at least annually or when events or changes in circumstances indicate that it may be impaired. In assessing impairment, the Company performs either a quantitative or a qualitative analysis.

Determining the fair value of the Company’s single reporting unit for goodwill requires significant estimates and judgments by management. When a quantitative analysis is performed, the Company generally uses the income approach, which requires several estimates, including future cash flows consistent with management’s strategic plans, sales growth rates and the selection of royalty rates and discount rates. There were no indicators of impairment for goodwill identified as of December 31, 2025 and the year then ended. For additional information, see Notes 4 and 7.

Impairment of long-lived assets
2.12.
Impairment of long-lived assets

The Company reviews assets, including the property and equipment and definite-life intangible assets, for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. An impairment loss is recognized when estimated undiscounted future cash flows expected to result from use of the asset and its eventual disposition are less than the carrying amount. Impairment loss, if any, is measured as the difference between the fair value of an asset, as measured by discounted cash flows and the asset’s carrying value. There were no indicators of impairment for any of the long-lived assets as of December 31, 2025 and December 31, 2024 and the years then ended.

Operating Leases
2.13.
Operating Leases

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease.

ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The interest rate used to determine the present value of the future lease payments is the Company's incremental borrowing rate, because the interest rate implicit in the Company's leases is not readily determinable. The Company's incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

The operating lease ROU asset also includes any prepaid lease payments and excludes lease incentives. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Certain lease agreements contain variable payments, which are expensed as incurred and not included in the lease assets and liabilities. These amounts primarily include payments for maintenance and utilities. Operating lease expense (excluding variable lease costs) is recognized on a straight-line basis over the lease term. See Note 15.

Convertible Debt
2.14.
Convertible Debt

Convertible notes are regarded as hybrid instruments, consisting of a liability component and an equity component.

The host instrument (i.e., convertible note or debt element of the outstanding instruments) is classified as a financial liability and recorded at the present value of the Company’s obligation to make future interest payments in cash and settle the redemption value of the instrument in cash. The carrying value of the host instrument is accounted for at amortized cost and is therefore accreted to the original face value of the instrument, over the life, using the effective interest method.

When the Company issues debt with a conversion feature, we assess, in accordance with ASC 480-10 -Distinguishing Liabilities from Equity and ASC 815 - Derivatives and Hedging, whether the conversion feature meets the requirements to be treated as a derivative, as follows: (a) one or more underlying’s, typically the price of our common stock; (b) one or more notional amounts or payment provisions or both, generally the number of shares upon conversion; (c) no initial net investment, which typically excludes the amount borrowed; and (d) net settlement provisions, which in the case of convertible debt generally means the stock received upon conversion can be readily sold for cash.

The conversion features of convertible debt instruments issued by the Company, that meet the requirements to be bifurcated and treated as derivatives, are recorded as either financial assets or financial liabilities, in accordance with the substance of the contractual arrangements and the definitions of either a financial asset or a financial liability. These financial assets or a financial liabilities are initially recognized at fair value and classified as derivative assets or liabilities in the consolidated balance sheet. Changes in the fair value of the derivative assets or liabilities are subsequently accounted for directly through the consolidated statements of operations and comprehensive income (loss) and are included in operating activities in the consolidated statements of cash flows as non-cash adjustment.

The conversion options are valued using certain directly and indirectly observable inputs and are classified as Level 2 in the fair value hierarchy in accordance with ASC 820 - Fair Value Measurement. The Company utilizes a third party valuation expert to determine the estimated fair value of the derivatives. The third party valuation expert estimates the fair value of the derivative using a Geometric Brownian Motion based Monte Carlo simulation to project the underlying metric value to ultimately determine the fair value upon the date of issuance. This model incorporates the most recent data available including risk-free interest rate, expected life of options, expected dividend yield, expected stock price volatility, and the Company's share price. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations.

The Company also considers the impact, if any, of the dilutive effect of the shares of its common stock issuable upon conversion of the outstanding convertible debt in its diluted income per share.

Deferred financing costs
2.15.
Deferred financing costs

Deferred financing costs include debt discounts and debt issuance costs related to a recognized debt liability and are presented in the balance sheet as a direct reduction from the carrying value of the debt liability. Amortization of deferred financing costs are included as a component of interest expense. Deferred financing costs are amortized using the effective interest method.

Financial Assets
2.16.
Financial assets

When the terms of a financial asset involve returns that vary in timing or amounts, the Company evaluates the financial asset to determine if there are any freestanding or embedded derivatives that should be accounted for separately. The Company separates the embedded derivative from its host contract and account for as a derivative instrument “if and only if” all of the specified criteria in ASC 815 are met.

The fair value option (FVO) for financial instruments under ASC 825-10 can generally be applied to hybrid instruments, subject to certain limitations. In addition, ASC 815 provides an instrument-by-instrument fair value election for hybrid financial instruments that would require an embedded derivative to be bifurcated. Under either election, the hybrid financial instrument is carried at fair value with the change in fair value recognized currently in earnings, except for the effect of changes in own credit, which are recognized in other comprehensive income.

The Company holds deposits in certain stable coins, including US Dollar Tether (“USDT”) and USD Coin (“USDC”). Stable coins differ from other crypto assets in that they are designed to maintain a stable value by pegging their price to a fiat currency. USDT and USDC are each intended to maintain a value of approximately one US dollar per token. These stable coins meet the definition of a financial asset under ASC 825-10-20 because they represent a contractual claim on the issuer that obligates the issuer to deliver cash (US dollars) upon redemption. As a result, the Company accounts for these stable coin holdings as financial assets rather than as crypto intangible assets. Because the stable coins are designed to maintain a value equivalent to one U.S. dollar and are redeemable with the issuer, the carrying value of the Company’s stable coin deposits approximates fair value. Stable coin deposits of $2.43 million are included within Other receivables on the Company’s combined consolidated balance sheet as of December 31, 2025. The Company did not hold any stable coin deposits as of December 31, 2024.

Revenue recognition
2.17.
Revenue recognition

Under ASC 606, the Company determines revenue recognition through the following steps:

•
Identifying the contract, or contracts, with the customer: A contract with a customer exists when (1) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (2) the contract has commercial substance and (3) the Company determines that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration;
•
Identifying the performance obligations in the contract: Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised goods or services, the Company applies judgment to determine whether promised goods or services are capable of being distinct and distinct in the context of the contract. If these criteria are not met, the promised goods or services are accounted for as a combined performance obligation;
•
Determining the transaction price: The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer, net of sales taxes or value-added taxes.
•
Allocating the transaction price to performance obligations in the contract: Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (“SSP”). When appropriate, the Company determines SSP based on data points that include the price at which the performance obligation has previously been sold through past transactions on a stand-alone basis, internally approved pricing guidelines and other relevant data points. If there is no observable SSP, it is estimated using judgment and considering all reasonably available information including but not limited to pricing practices, competitor pricing strategies and other observable inputs. When the SSP of a license or subscription and bundled maintenance and support services is highly variable and the contract also includes additional performance obligations with observable SSP, the Company first allocates the transaction price to the performance obligations with established SSPs and then applies the residual approach to allocate the remaining transaction price to the license or subscription and bundled maintenance and support services. If applying the residual approach results in zero or very little consideration being allocated to the performance obligation, the Company considers all reasonably available data to determine an appropriate allocation of the transaction price. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation;
•
Recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised goods or services, see below for more information.

For revenue generated from contracts with customers involving another party, the Company evaluates whether it is acting as the principal or the agent in the transaction. This determination requires significant judgment and impacts the amount and timing of revenue recognized. The Company determines whether it is a principal or an agent, which is dependent on whether the Company has control of the specified goods or services before they are transferred to the customer, whether the Company is primarily responsible for fulfillment, whether the Company has inventory risk and whether the Company has latitude in establishing price. Revenues are recognized on a gross basis if the Company is acting in the capacity of a principal and on a net basis if it’s acting in the capacity of an agent.

The Company generates revenues primarily from two sources: (i) subscription-based SaaS offerings under our Brain Commerce platform, and (ii) professional services delivered on a cost-plus basis. These revenues are recognized in line with the nature of the services provided, as described below.

Revenue generated from cloud-based software solutions, include the SaaS (software as a service) products such as the following:

•
search experience tools that allow vendors to identify shopper intent and context, and provide high quality-search results to consumers searching for products on eCommerce channels, including configuration and ongoing technical support services.
•
geofencing software that allows vendors to track a customer's location when placing online orders for in-person pickup, including configuration and ongoing technical support services.

These cloud-based software solutions are sold to customers through hosting arrangements, whereby we run the software applications on our own platforms. Access to these platforms are provided to customers on either a consumption or subscription basis and generally have contract terms longer than a year. Revenues related to cloud-based software solutions provided on a consumption basis are recognized when the customer utilizes the cloud-based software solutions, based on the quantity consumed. Revenues related to cloud-based software solutions provided on a subscription basis are recognized ratably over the contract term as the customer receives and consumes the benefits of the cloud-based software solutions. Usage-based fees earned in exchange for the use of the Company’s software licenses and subscription services in excess of committed usage are recognized in the period when usage occurs.

The Company may receive upfront, non-refundable consideration at which time the performance obligation has not yet been satisfied and will only be satisfied over time (over the duration of the contract term). This upfront, non-refundable consideration (deferred revenue) is recognized as revenue over time as the performance obligation is satisfied. The deferred revenue balance of $1,172,056 at December 31, 2024 resulted from the retrospective adjustment to the comparative Combined Consolidated Financial Statements as if Rezolve and Bluedot Industries had been combined from the beginning of the comparative period, as the entities were under common control for the entire comparative period. The deferred revenue balance of $46,500,843 at December 31, 2025 resulted from upfront payment received from contracts with customers for SaaS products and contracts with customers for geofencing software. The customer contracts generating this upfront revenue were acquired through acquisitions completed during year ended December 31, 2025. The deferred revenue balance will be recognized in the period that cloud-based software solutions are utilized or ratably over the contract term as the customer receives and consumes the benefit of the cloud-based software solutions and services, as discussed above.

Revenue related to configuration and ongoing technical support services are recognized ratably over the contract term as the customer receives and consumes the benefits of these services.

Revenues from the sale of professional services include information technology ("IT") and information technology enabled ("ITE") services. The Company provides professional services, which include project managers, specialists and engineers, recommending, designing and implementing IT solutions. The Company is primarily responsible for the fulfillment and acceptability of the professional services and has control over how to provide the requested services. As a result, the Company is the principal, and professional services revenue is recognized on a gross basis ratably over the contract term as the customer receives and consumes the benefits of these services.

The Company also continues earns revenue from commission from sales of football tickets for La Liga in Spain through its platform technology. La Liga pays a commission for each football ticket sold through our platform technology. Revenue is recognized in accordance with ASC 606 “Revenue from Contracts with Customers” at the point in time when a football ticket is sold on our platform technology.

Disaggregation of revenue

The following table presents revenue by geographical region:

	Year ended December 31, 2025	Year ended December 31, 2024
North America	$19,854,003	$1,040,850
United Kingdom and Europe	23,343,545	187,788
Asia Pacific	3,602,551	784,929
Total Revenue	$46,800,099	$2,013,567

For the year ended December 31, 2025, the Company had one customer that accounted for more than 10% of the Company’s total revenue.

For the year ended December 31, 2024, 100% of the Company's revenue was derived from a single customer.

In the month ended December 31, 2025, the Company reported total revenue of $19,419,993.

Costs capitalized to obtain contracts with customers

Contract costs primarily consist of sales commission that qualify for capitalization since these payments are directly related to sales achieved during a time period. When the Company recognizes revenue related to these customer contracts ratably over the contract term as the customer receives and consumes the benefits of the cloud-based software solutions and services, the commission costs related to these customer contracts are amortized ratably over the same period.

Costs to obtain a contract that will be amortized within the succeeding 12-month period are classified as current and included in prepaid expenses and other current assets on the combined consolidated balance sheets. The remaining balance is classified as non-current and are included in other non-current assets on the combined consolidated balance sheets. Amortization expense is included in sales and marketing expenses in the combined consolidated statements of operations. Deferred commissions are periodically analyzed for impairment.

The Company did not incur any costs to obtain contracts with customers during the year ended December 31, 2024. Costs capitalized during the year ended December 31, 2025 relate entirely to customer contracts acquired in connection with business combinations completed during 2025.

	December 31, 2025	December 31, 2024
Opening balance, net	$—	$—
Acquired through business combinations	4,791,598	—
Additions during the year	168,426	—
Amortization during the year	(183,581)	—
Closing balance, net	$4,776,443	$—

Cost of revenue	2.18. Cost of revenue Cost of revenues consists of expenses incurred directly in relation to the earning of revenues such as payroll and benefits for IT consultants and partner’s fees.
Operating segments
2.19.
Operating segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The Company has determined that it operates as one operating segment.

At December 31, 2025, there have not been any changes in the internal organization that affects how the CODM allocates resources and assesses the performance of the Company.

As the Company operates as one operating segment, financial data provided in the consolidated financial statements, including total revenues of $46,800,099 and $2,013,567 for the years ended December 31, 2025 and 2024, respectively; total operating expenses of $133,656,954 and $140,534,307 for the years ended December 31, 2025 and 2024, respectively; consolidated net loss of $101,410,228 and $173,451,133 for the years ended December 31, 2025 and 2024, respectively; and total assets of $611,734,390 at December 31, 2025 and $21,168,892 at December 31, 2024, represent the performance of its single operating segment. The combined consolidated statements of operations reflect the same level of significant expense categories regularly provided to the CODM for decision-making purposes. Sales and marketing expenses reported in the combined consolidated statements of operations includes advertising expenses, payroll expenses, and consultancy charges, see Note 13 for more information. General and administrative expenses reported in the combined consolidated statements of operations includes IT expenses, legal and professional expenses, payroll expenses, consultancy charges and transaction related expenses, see Note 13 for more information.

The CODM does not review assets at a different level or category than those disclosed in the consolidated balance sheet.

Research and development credits
2.20.
Research and development credits

Credits for research and development activities relate to government incentives on qualifying research and development expenditures in the United Kingdom. These refundable credits are recognized within other non-operating income when they are filed with the government authorities and there is no uncertainty on the realization of the credits until they are refundable.

Share-Based Compensation
2.21.
Share-based compensation

The Company measures the cost of share-based awards granted to employees, non-employees and directors based on the grant-date fair value of the awards. The grant-date fair value of the share options is calculated using a Black-Scholes Merton option pricing model. The value of the portion of the award, after considering potential forfeitures, that is ultimately expected to vest is recognized as expense in our statements of operations on a over the requisite service periods. The Company elected to recognize the effect of forfeitures in the period that they occur.

Shareholders' equity/(deficit) and reserves
2.22.
Shareholders’ equity/(deficit) and reserves

Authorized and Outstanding Shares

As of December 31, 2025 and December 31, 2024, the Company has one class of issued shares, ordinary shares. On August 15, 2024, the Company’s series A shares were reclassified as ordinary shares, see note 2.1.

Each ordinary shareholder are entitled to one vote per share. Holders of ordinary shares are entitled to receive dividends out of any asset legally available for payment of dividends only when such dividends are declared by the Board of Directors and approved by the majority of the shareholders. As of December 31, 2025 and 2024, the Company’s Board of Directors had not declared any dividends for ordinary shares.

The authorized and outstanding shares as of December 31, 2025 and December 31, 2024 as are follows, reflecting the impact of the Pre-Closing Demerger transaction whereby one share in Rezolve AI plc was issued to shareholders of Rezolve Limited for each 6.13 shares held (see note 2.1):

•
Ordinary shares: £0.0001 nominal value 336,327,587 shares issued and outstanding as of December 31, 2025; 208,260,754 shares issued and outstanding as of December 31, 2024; 423,495,449 and 256,365,817 shares authorized as of December 31, 2025 and 2024.

Accumulated deficit includes current and prior period losses. Accumulated other comprehensive losses primarily consists of foreign currency translation reserves. Additional paid in capital primarily consists of additional subscription consideration received over and above the par value of the shares as well as the fair value of share-based payments.

Fair value measurement and concentration of credit risk
2.23.
Fair value measurement and concentration of credit risk

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

The Company reports all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•
Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
•
Level 2—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
•
Level 3—Inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
December 31, 2025
Fair value on recurring basis
(1) Share-based payment liability	$1,400,000	$—	$—
(2) Derivative liability	$—	$2,881,469	$—
(3) Crypto intangible assets	$102,801	$—	$—
(4) Contingent consideration	$—	$—	$51,050,570
Fair value on non-recurring basis
(5) Other digital assets	$—	$16,373,705	$—
December 31, 2024
Fair value on recurring basis
(1) Share-based payment liability	$1,400,000	$—	$—
(2) Derivative liability	$—	$2,579,875	$—
(2) Derivative asset	$—	$2,587,581	$—

(1)
See note 4 and note 8
(2)
The derivative asset and the derivative liability were valued by a third party valuation expert using a Geometric Brownian Motion based Monte Carlo simulation to project the underlying metric value to ultimately determine the fair value upon the date of issuance. This model incorporates the most recent data available including risk-free interest rate, expected life of options, expected dividend yield, expected stock price volatility, and the Company's share price. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations.
(3)
Crypto assets received in exchange for goods or services are initially measured at their fair value on the contract inception date. Crypto assets purchased for cash are initially recorded at cost, which includes the purchase price and any directly attributable transaction costs or fees. Subsequent to initial recognition, the Company measures all in-scope crypto assets at fair value at each reporting period, with changes in fair value recognized in earnings in the period in which they occur.
(4)
Contingent consideration relates to recent acquisitions and is based on the post-acquisition performance of the acquired businesses. The consideration is reassessed at each reporting period. Contingent consideration is a Level 3 financial liability under topic ASC 820. Future anticipated payments in respect of contingent consideration are initially recorded at fair value, which is the present value of the expected cash outflows of the obligations. The obligations are dependent on the future financial performance of the businesses acquired. The fair value is estimated based on internal financial projections in relation to the acquisition. The valuation incorporates unobservable inputs, including forecasted performance of the acquired businesses, the probability of achieving targets, and the discount rate.
(5)
The fair value of SQD tokens is determined using a market approach based on the traded price observed on the transaction date. There is no pricing information available from a National Price Desk for SQD tokens that would otherwise represent a quoted price in an active market and qualify as a Level 1 input in the fair value hierarchy. Accordingly, the Company estimates fair value using pricing information obtained from market aggregators that compile trading data from active exchanges. The prices obtained from these market aggregators represent observable market data but are not directly quoted prices for identical assets in an active market. As a result, the Company classifies the inputs used in determining the fair value of SQD tokens as Level 2 inputs within the fair value hierarchy. These prices reflect active market transactions for SQD tokens at or near the measurement date.

The derivative asset at December 31, 2024 pertained to an option held by the Company to convert a promissory note payable to Northland Securities (see note 8). In the event that the Company and its direct and indirect parent companies after completion of the Business Combination have less than $20,000,000 in cash, cash equivalents and marketable securities as of December 31, 2024, the Company may, at its option, on or before March 31, 2025, convert all of the advisor's loan payable but $1,135,000 into shares of the Company’s common stock at a price of $10.00 per share.

The derivative liabilities were triggered by conversion features embedded in promissory notes held by investors Cohen & Company Financial Management LLC (see note 8), J.V.B. Financial Group and Northlands Securities (see note 8). On August 15, 2024, the Company recognized derivative liabilities and an offsetting debt discount associated with the embedded conversion features in its senior secured convertible notes (see note 8), convertible promissory notes (see note 8) and advisors loans (see note 8). The Company previously did not bifurcate the embedded conversion features as derivatives due to the lack of an underlying share price prior to the Company's acquisition of Armada and listing of its Ordinary Shares on the NASDAQ.

The carrying amount of the Company’s cash, accounts receivable, accounts payable and accrued expenses approximated their fair values due to their short term to maturity.

Credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivables. The Company’s cash in deposited in accounts at large financial institutions. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash are held.

Accounts receivable are potentially subject to credit risk concentration. The Company has not experienced any material losses related to concentrations during the periods presented.

At December 31, 2025 and 2024, the following customers represent more than 10% of total accounts receivable.

	December 31, 2025	December 31, 2024
Servicios Liverpool, S.A. de C.V.	17%	—%
La Liga	Less than 10%	100%

Accounts payable include balances for work incurred by third parties for the benefit of the Company.

Foreign currency risk

During the year ended December 31, 2025, the Company’s revenue was denominated in US Dollar, the Euro (“EUR”), Great British Pounds (“GBP”), Australian Dollars (“AUD”), Swiss Franc (“CHF”), Polish Zloty (“PLN”), Singapore Dollar (“SGD”) and Indian Rupees (“INR”). Based upon the Company’s level of operations for the year ended December 31, 2025 , a sensitivity analysis shows that a 10% appreciation or depreciation in these currencies against the US dollar would have increased or decreased, respectively, the Company’s revenue for the year ended December 31, 2025 by the following:

•
GBP against the US dollar by $1,913,635
•
EUR against the US dollar by $323,875
•
AUD against the US dollar $124,220
•
CHF against the US dollar $18,403
•
PLN against the US dollar by $79,173
•
SGD against the US dollar by $87,907
•
INR against the US dollar by $148,128

During the year ended December 31, 2024, the Company's revenue was denominated in EUR and AUD. Based on the Company's level of operations for the year ended December 31, 2024, a sensitivity analysis shows that a 10% appreciation or depreciation in these currencies against the US dollar would have increased or decreased, respectively, the Company’s revenue for the year ended December 31, 2024 by the following:

•
EUR against the US dollar by $18,779
•
AUD against the US dollar by $182,578

Income Taxes
2.24.
Income taxes

The Company accounts for income taxes and the related accounts in accordance with ASC 740, Income Taxes. Deferred income tax assets and liabilities are computed annually, for differences between the carrying amounts and the tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when it is necessary to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes includes both current taxes for the period plus or minus the change during the period in deferred tax assets and liabilities.

Tax benefits from uncertain tax position are recognized for financial statement purposes only when it is more-likely-than-not that the position will be sustained with the local taxing authority. Measurement of the tax effects of positions that meet this recognition threshold is based on the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the taxing authorities.

As a result of operating losses in most of the geographies where the Company operates, we concluded that our deferred tax assets on unutilized tax losses were not more likely than not to be realized in the future and a full valuation allowance has been recorded.

Loss and earnings per share
2.25.
Loss and earnings per share

In accordance with ASC 260 Earnings Per Share, basic earnings per share, basic net loss per share is based on the weighted average number of ordinary shares issued and outstanding and is calculated by dividing net loss attributable to ordinary shareholders by the weighted average shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares used in the net loss per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding. If the Company reports a net loss, the computation of diluted loss per share excludes the effect of dilutive ordinary share equivalents, as their effect would be antidilutive. Diluted loss per share is equal to the net loss per share as all potentially dilutive securities are anti-dilutive in the periods presented. For the years ended December 31, 2025 and 2024 the Company incurred net losses and therefore no potential dilutive ordinary share were utilized in the calculation of losses per share.

If the Company reports net income, basic earnings per share is based on the weighted average number of ordinary and series A preferred shares issued and outstanding and is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average shares outstanding during the period.

Diluted earnings per share is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average number of ordinary and series A preferred shares used in the net earnings per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding.

The series A preferred shares are entitled to the same dividend rights as the ordinary shares and therefore as participating securities, are included in the basic and diluted earnings per share calculation. The holders of the series A preferred shares do not have a contractual obligation to share in the losses of the Company. The Company computes earnings per share using the two-step method for its series A preferred and ordinary shares.

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	December 31, 2025	December 31, 2024
Convertible debt (note 8)	700,389	10,944,628
Shares payable (note 8)	4,692,607	1,543,664
Warrants	8,019,976	13,019,976
Share options	5,254,232	17,559,511
Convertible promissory notes	171,905	2,639,169
Advisors Loans (note 8)	—	2,335,092
Total	18,839,109	48,042,040

The Company uses the “if converted” method for calculating the dilutive effect of the convertible debt, shares payable and series A preferred shares and the treasury share method for calculating the dilutive effect of the options and warrants. The series A preferred shares are convertible at the rate of one series A preferred share into one ordinary share in the event of an initial public offering. The Company included the deferred shares as they are expected to be converted to ordinary shares in the future.

Advertising expenses	2.26. Advertising expenses Advertising costs are expensed as incurred. See Note 13 for more information.
Reclassifications
2.27.
Reclassifications

Certain amounts reported in prior periods have been reclassified to conform to the current period presentation. These reclassifications had no impact on previously reported net income, total assets, total liabilities, or shareholders’ equity. During the year ended December 31, 2024, research and development expenses were presented in the combined consolidated statement of operations within the General and administrative expenses line. In the combined consolidated statement of operations for the year ended December 31, 2025, research and development expenses from the comparative period have been reclassified to conform to the current period presentation.

Recently issued and adopted accounting pronouncements
3.
Recently issued and adopted accounting pronouncements

In December 2025, the Financial Accounting Standards Board (the “FASB”) issued ASU 2025‑11, Interim Reporting (Topic 270): Narrow‑Scope Improvements. The amendments clarify the applicability, content, and disclosure requirements for interim financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP). The objective of ASU 2025‑11 is to improve the clarity and navigability of Topic 270 by consolidating existing interim reporting guidance, specifying required disclosures, and establishing a principle that entities disclose events and changes occurring after the most recent annual reporting period that have a material impact on the entity. ASU 2025‑11 is effective for interim periods within annual periods beginning after December 15, 2028, with early adoption permitted. The Company is evaluating the impact on the Company’s interim reporting and disclosures.

In December 2025, the FASB issued ASU No. 2025-10, Accounting for Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (ASU 2025-10) to establish authoritative guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance will be effective for the annual periods beginning after December 15, 2029 including interim periods within those annual periods. Early adoption is permitted. Upon adoption, the guidance can be applied using a modified prospective, modified retrospective, or under a retrospective approach. The Company is currently evaluating the impact of ASU 2025-10 on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815) - Hedge Accounting Improvements (“ASU 2025-09”). The amendments in this update aim to better align financial reporting with an entity's risk management strategies. It makes improvements in five key areas to help entities achieve and maintain hedge accounting for highly effective economic hedges. Improvements include changes to similar risk assessment for cash flow hedges, a new model for Choose-Your-Rate debt instruments, a principles-based approach for non-financial forecasted transactions, clarification on net written options, and addressing the mismatch in dual-hedge accounting ASU 2025-09 is effective for annual periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of ASU 2025-09 on its consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08 "Financial Instruments — Credit Losses (Topic 326): Purchased Loans." ASU 2025-08 expands the population of acquired financial assets subject to the gross-up approach to purchased seasoned loans. Under the gross-up approach, acquired financial assets that are determined to be seasoned are recognized at amortized cost basis offset by allowance for credit losses at acquisition. No provision for loan losses is recognized at acquisition. All non-purchase credit deteriorated loans acquired in a business combination are deemed seasoned. Other non-purchase credit deteriorated loans are deemed seasoned if purchased at least ninety days after origination and the acquirer was not involved in the origination. This update is effective for annual and interim periods beginning after December 15, 2026, with early adoption permitted. Entities should apply the amendments prospectively to loans acquired on or after the adoption date. The Company is currently evaluating the impact of the adoption of ASU 2025-08 on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging and Revenue from Contracts with Customers, which refines the scope of the guidance on derivatives in ASC 815 and clarifies the guidance on share-based payments from a customer in ASC 606. This ASU is effective for fiscal years beginning after December 15, 2026, including interim periods within those annual reporting periods, with early adoption permitted. The guidance can be applied prospectively to new contracts entered into on or after the date of adoption or on a modified retrospective basis for contracts existing as of the beginning of the annual reporting period of adoption. The Company is currently evaluating the impacts of ASU 2025-07 on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025‑06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software ("ASU 2025-06"). ASU 2025-06 removes the existing project stage model and introduces new capitalization criteria based on management authorization and the probability of project completion. It also clarifies the treatment of software development uncertainty and incorporates guidance on website development costs. ASU 2025-06 is effective for annual periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of ASU 2025-06 on its consolidated financial statements.

In July 2025, the FASB issued Accounting Standards Update (“ASU”) 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets ("ASU 2025-05"). ASU 2025-05 provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets. ASU 2025-05 also provides an accounting policy election which allows an entity to consider cash collection activity after the balance sheet date when estimating expected credit losses on current accounts receivable and current contract assets. The accounting policy election is available to entities other than public business entities, and it may only be made if the above practical expedient is also elected. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods in those years. Entities that elect the practical expedient and, if applicable, make the accounting policy election are required to apply the amendments prospectively. The Company adopted the guidance for the year ended December 31, 2025. The adoption did not have a material effect on its consolidated financial statements.

In May 2025, the FASB issued ASU No. 2025-04, “Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer.” This ASU clarifies the accounting treatment of share-based compensation payable to a customer. This guidance is effective for the Company for fiscal years beginning after December 15, 2026. The Company is currently evaluating the impact of adopting ASU 2025-04 on its consolidated financial statements and related disclosures.

In May 2025, the FASB issued ASU No. 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity.” This ASU clarifies the guidance regarding the identification of the accounting acquirer in a business combination in which the legal acquiree is a variable interest entity. This guidance is effective for the Company for fiscal years beginning after December 15, 2026. The Company is currently evaluating the impact of adopting ASU 2025-03 on its consolidated financial statements and related disclosures.

In March 2025, the FASB issued ASU 2025-02, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122 (“ASU 2025-02”). This update revises the SEC paragraphs in the Codification, primarily within Liabilities (Topic 405), to align with the SEC staff’s issuance of SAB 122, which rescinds SAB 121 related to safeguarding obligations for crypto-asset platforms. The update does not create new GAAP requirements but removes obsolete SEC guidance superseded by SAB 122. ASU 2025-02 is effective for annual reporting periods beginning after December 15, 2024, with retrospective application required. The Company adopted the guidance for the year ended December 31, 2025. The adoption did not have a material effect on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses and in January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date ("ASU 2025-01"). The ASU requires a public business entity to provide disaggregated disclosures of certain categories of expenses on an annual and interim basis including purchases of inventory, employee compensation, depreciation, and intangible asset amortization for each income statement line item that contains those expenses. ASU 2024-03, as clarified by ASU 2025-01 is effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with prospective or retrospective application permitted. The Company is currently evaluating the impact of adopting ASU 2024-03 on its consolidated financial statements and related disclosures.

In March 2024, Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2024-02, Codification Improvements—Amendments to Remove References to the Concepts Statements (“ASU 2024-02”), which is intended to simplify the Codification and draw a distinction between authoritative and non-authoritative literature. ASU 2024-02 is effective for annual reporting periods beginning after December 15, 2025, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Company adopted the guidance for the year ended December 31, 2025. The adoption did not have a material effect on its consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires additional disclosures related to rate reconciliation, income taxes paid, and other disclosures. Under ASU 2023-09, for each annual periods presented, public entities are required to (1) disclose specific categories in the tabular rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, ASU 2023-09 requires all reporting entities to disclose on an annual basis the amount of income taxes paid disaggregated by federal, state, and foreign taxes as well as the amount of income taxes paid by individual jurisdiction. ASU

2023-09 is effective for the Company for annual periods beginning after December 15, 2025, and can be applied on a prospective basis with an option to apply the standard retrospectively. Early adoption is permitted. The Company adopted the guidance on a prospective basis for the year ended December 31, 2025. The adoption did not have a material effect on its consolidated financial statements.